iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .3%
Cheng Shin Rubber Industry Co. Ltd.
(a)
.......... 24,413,670 $ 24,759,321
a
Banks  —  10 .3%
Chang Hwa Commercial Bank Ltd.
(a)
............ 59,334,970 38,212,901
CTBC Financial Holding Co. Ltd. .............. 87,758,325 121,591,515
E.Sun Financial Holding Co. Ltd. .............. 80,520,010 77,907,718
First Financial Holding Co. Ltd. ................ 67,286,865 59,219,592
Hua Nan Financial Holdings Co. Ltd. ............ 59,046,694 55,435,615
Mega Financial Holding Co. Ltd. ............... 64,711,297 82,742,946
Shanghai Commercial & Savings Bank Ltd. (The)
(a)
.. 31,744,218 39,579,277
SinoPac Financial Holdings Co. Ltd. ............ 83,868,488 72,082,966
Taiwan Business Bank ..................... 70,101,696 35,427,670
Taiwan Cooperative Financial Holding Co. Ltd.
(a)
.... 67,681,020 51,464,422
TS Financial Holding Co. Ltd. ................. 149,252,483 85,899,305
719,563,927
a
Biotechnology  —  0 .6%
PharmaEssentia Corp.
(a)
.................... 2,485,396 40,918,642
a
Chemicals  —  2 .1%
Formosa Chemicals & Fibre Corp.
(a)
............ 34,436,610 36,706,754
Formosa Plastics Corp.
(a)
................... 30,692,518 40,759,053
Nan Ya Plastics Corp. ...................... 35,515,938 66,894,454
144,360,261
a
Communications Equipment  —  1 .6%
Accton Technology Corp. ................... 3,347,000 109,653,599
a
Construction Materials  —  1 .1%
Asia Cement Corp. ........................ 27,226,136 33,686,940
TCC Group Holdings Co. Ltd.
(a)
............... 55,884,645 40,735,217
74,422,157
a
Consumer Staples Distribution & Retail  —  0 .5%
President Chain Store Corp.
(a)
................ 4,926,215 37,640,683
a
Diversified Telecommunication Services  —  1 .2%
Chunghwa Telecom Co. Ltd.
(a)
................ 19,782,648 82,364,169
a
Electrical Equipment  —  1 .8%
Bizlink Holding, Inc. ....................... 1,085,000 55,887,512
Fortune Electric Co. Ltd.
(a)
................... 1,686,980 37,756,859
Teco Electric and Machinery Co. Ltd.
(a)
.......... 10,759,000 30,144,812
Ya Hsin Industrial Co. Ltd.
(b) (c)
................. 6,845,461 2
123,789,185
a
Electronic Equipment, Instruments & Components  —  16 .9%
Chroma ATE, Inc. ......................... 2,222,000 58,149,404
Delta Electronics, Inc. ...................... 8,957,180 267,017,645
E Ink Holdings, Inc.
(a)
...................... 6,924,000 42,466,125
Elite Material Co. Ltd. ...................... 1,976,000 96,535,568
Gold Circuit Electronics Ltd. .................. 2,385,000 48,354,863
Hon Hai Precision Industry Co. Ltd. ............. 51,929,296 374,199,073
Innolux Corp. ........................... 80,539,296 34,820,897
Largan Precision Co. Ltd.
(a)
.................. 670,794 47,258,789
Lotes Co. Ltd. ........................... 870,000 36,452,025
Pacific Electric Wire & Cable Co. Ltd.
(b) (c)
......... 197 —
Unimicron Technology Corp.
(a)
................ 9,364,000 55,858,032
Yageo Corp. ............................ 10,758,836 80,826,935
Zhen Ding Technology Holding Ltd.
(a)
............ 7,502,072 34,872,331
1,176,811,687
a
Security Shares Value
a
Entertainment  —  0 .6%
International Games System Co. Ltd.
(a)
.......... 1,744,000 $ 41,343,506
a
Financial Services  —  1 .7%
Chailease Holding Co. Ltd.
(a)
................. 12,249,304 40,250,613
Yuanta Financial Holding Co. Ltd. .............. 65,695,838 75,659,015
115,909,628
a
Food Products  —  0 .9%
Uni-President Enterprises Corp. ............... 26,273,189 64,108,892
a
Household Durables  —  0 .4%
Nien Made Enterprise Co. Ltd.
(a)
............... 2,399,000 28,528,827
a
Industrial Conglomerates  —  0 .5%
Far Eastern New Century Corp. ............... 37,056,843 33,326,688
a
Insurance  —  4 .0%
Cathay Financial Holding Co. Ltd. .............. 47,236,798 96,706,730
Fubon Financial Holding Co. Ltd.
(a)
............. 44,843,419 132,448,826
KGI Financial Holding Co. Ltd.
(a)
............... 100,220,460 50,334,983
279,490,539
a
Machinery  —  0 .5%
Airtac International Group ................... 1,232,826 35,560,390
a
Marine Transportation  —  1 .4%
Evergreen Marine Corp. Taiwan Ltd.
(a)
........... 7,621,013 43,653,404
Wan Hai Lines Ltd.
(a)
....................... 9,709,000 24,973,459
Yang Ming Marine Transport Corp.
(a)
............ 19,362,000 32,139,195
100,766,058
a
Metals & Mining  —  0 .7%
China Steel Corp.
(a)
....................... 80,649,977 46,953,221
a
Passenger Airlines  —  0 .8%
China Airlines Ltd.
(a)
....................... 40,392,000 24,750,943
Eva Airways Corp.
(a)
....................... 29,062,000 31,615,232
56,366,175
a
Pharmaceuticals  —  0 .7%
Caliway Biopharmaceuticals Co. Ltd.
(c)
.......... 9,273,000 46,527,713
a
Semiconductors & Semiconductor Equipment  —  36 .2%
Alchip Technologies Ltd.
(a)
................... 516,279 54,585,683
ASE Technology Holding Co. Ltd. .............. 17,395,432 127,598,774
ASPEED Technology, Inc. ................... 227,000 53,216,950
eMemory Technology, Inc.
(a)
.................. 582,000 38,110,919
Global Unichip Corp. ...................... 794,000 57,522,480
Globalwafers Co. Ltd.
(a)
..................... 2,748,000 32,987,656
Jentech Precision Industrial Co. Ltd. ............ 706,000 65,677,268
King Yuan Electronics Co. Ltd.
(a)
............... 7,225,000 52,919,812
MediaTek, Inc. ........................... 6,578,175 293,142,734
Novatek Microelectronics Corp.
(a)
.............. 3,831,544 47,625,932
Realtek Semiconductor Corp.
(a)
............... 3,132,063 52,121,151
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 33,274,467 1,534,165,287
United Microelectronics Corp.
(a)
............... 58,311,501 85,616,036
Vanguard International Semiconductor Corp.
(a)
..... 11,609,539 33,594,778
2,528,885,460
a
Specialty Retail  —  0 .6%
Hotai Motor Co. Ltd. ....................... 2,294,500 44,684,508
a
Technology Hardware, Storage & Peripherals  —  12 .1%
Advantech Co. Ltd. ....................... 4,043,021 37,184,426
Asia Vital Components Co. Ltd. ............... 2,161,000 95,135,598
Asustek Computer, Inc.
(a)
.................... 4,272,857 81,999,586

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.
(a)
................ 5,391,743 $ 34,539,014
Compal Electronics, Inc.
(a)
................... 37,856,554 35,482,939
Gigabyte Technology Co. Ltd.
(a)
............... 4,507,000 35,084,730
Inventec Corp.
(a)
......................... 26,056,868 36,286,381
King Slide Works Co. Ltd. ................... 385,000 46,960,787
Lite-On Technology Corp.
(a)
.................. 13,262,071 67,383,691
Pegatron Corp. .......................... 16,882,037 38,833,888
Quanta Computer, Inc.
(a)
.................... 14,090,240 127,005,238
Wistron Corp.
(a)
.......................... 17,478,000 80,794,614
Wiwynn Corp.
(a)
.......................... 860,000 125,654,198
842,345,090
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Eclat Textile Co. Ltd.
(a)
..................... 2,334,601 32,673,498
Feng TAY Enterprise Co. Ltd.
(a)
................ 6,753,916 27,847,880
60,521,378
a
Transportation Infrastructure  —  0 .3%
Taiwan High Speed Rail Corp. ................ 27,446,000 24,454,529
a
Wireless Telecommunication Services  —  1 .2%
Far EasTone Telecommunications Co. Ltd.
(a)
....... 13,791,259 38,733,595
Taiwan Mobile Co. Ltd.
(a)
.................... 12,489,609 43,007,604
81,741,199
a
Total Common Stocks — 99.9%
(Cost: $ 3,176,001,651 ) ............................... 6,965,797,432
Security Shares Value
a
Rights
Electronic Equipment, Instruments & Components  —  0 .0%
Unimicron Technology Corp. (Expires 01/05/26 )
(a) (c)
.. 9,072,000 $ 459,633
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 459,633
Total Long-Term Investments — 99.9%
(Cost: $ 3,176,001,651 ) ............................... 6,966,257,065
a
Short-Term Securities
Money Market Funds  —  9 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 665,053,341 665,385,868
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 673,168 673,168
a
Total Short-Term Securities — 9.5%
(Cost: $ 666,037,442 ) ................................ 666,059,036
Total Investments — 109.4%
(Cost: $ 3,842,039,093 ) ............................... 7,632,316,101
Liabilities in Excess of Other Assets — ( 9 .4 ) % ............... (656,380,965)
Net Assets — 100.0% ................................. $ 6,975,935,136
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 619,294,919  $ 46,084,700
(a)
$ —  $ 36,739  $ (30,490) $ 665,385,868  665,053,341  $ 1,893,857
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,560,000  —  (3,886,832)
(a)
—  —  673,168  673,168  30,516  —
$ 36,739  $ (30,490)
$ 666,059,036
$ 1,924,373  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index .................................................................... 24 12/30/25 $ 2,191 $ 84,084
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 6,965,797,430  $ 2  $ 6,965,797,432
Rights ................................................ 459,633  —  —  459,633
Short-Term Securities
Money Market Funds ...................................... 666,059,036  —  —  666,059,036
$ 666,518,669  $ 6,965,797,430  $ 2  $ 7,632,316,101
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 84,084  $ —  $ —  $ 84,084
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.